Summary of Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Accounting Policies
Schedule Of Estimated Life of Significant Assets

Office buildings	5 to 50 years
Equipment and facilities	3 to 35 years
Software	Up to 5 years